Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2016:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	23,958,000	1
Exercised during fiscal year	6,768,000	1

Outstanding at end of fiscal year	17,190,000	1	17.46	2,872

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

2015
Risk-free interest rate	0.01%
Expected volatility	25.91%
Expected remaining term (in years)	2.46
Expected dividend yield	3.42%